Business combinations (Tables)	9 Months Ended
Sep. 30, 2021
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition	The preliminary Merger Date fair value of the consideration transferred consisted of the following:

(in thousands)
Fair value of cash consideration	$5,308,646
Fair value of ordinary shares issued to acquiree stockholders	5,658,126
Fair value of replacement share-based awards issued to acquiree employees	209,399
Repayment of term loan obligations and accrued interest *	865,800
$12,041,971
* This represents the portion of PRA debt paid by ICON. PRA also paid $401.6 million from available cash to settle debt obligations that existed at the Merger Date.

Schedule of Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary allocation of the consideration transferred based on management’s estimates of Merger Date fair values of assets acquired and liabilities assumed, with the excess of the purchase price over the estimated fair values of the identifiable net assets acquired recorded as goodwill:

July 1,
2021
(in thousands)
Cash and cash equivalents	$259,971
Accounts receivable and unbilled revenue	934,308
Other current assets	110,691
Fixed assets, net	162,988
Operating lease right-of-use assets	192,345
Goodwill *	8,013,878
Intangible assets, net	4,875,000
Deferred tax assets	172,229
Other assets	35,094
Accounts payable	(50,259)
Accrued expenses and other current liabilities	(342,552)
Current portion of operating lease liabilities	(38,371)
Unearned revenue	(758,901)
Non-current portion of operating lease liabilities	(157,658)
Non-current deferred tax liabilities	(1,313,599)
Other non-current liabilities	(53,193)

Net assets acquired	$12,041,971
* The goodwill in connection with the Merger is primarily attributable to the assembled workforce of PRA and the expected synergies of the Merger. None of the goodwill recognized is expected to be deductible for income tax purposes.

The following table summarizes the preliminary estimates of the fair value of identified intangible assets and their respective useful lives as of the Merger Date (in thousands, except for estimated useful lives):

	Estimated Fair Value	Estimated Useful Life
Customer relationship	3,905,000	23 years
Order backlog	489,000	3 years
Trade names	202,000	3 years
Patient database	168,000	7 years
Technology	111,000	5 years
	4,875,000
The following table summarizes the Company’s fair values of the assets acquired and liabilities assumed:

January 22,
2020
(in thousands)
Cash & cash equivalents	$10,170
Property, plant and equipment	45
Operating right of use assets	539
Goodwill *	27,191
Customer relationships	11,725
Order backlog	2,883
Accounts receivable	3,033
Prepayments and other current assets	158
Accounts payable	(368)
Unearned revenue	(989)
Other liabilities	(2,202)
Current lease liabilities	(219)
Non-current lease liabilities	(320)
Non-current deferred tax liability	(4,090)

Net assets acquired	$47,556

Cash outflows	$46,992
Working capital adjustment paid	564
Contingent consideration **	—

Total consideration	$47,556
* Goodwill represents the acquisition of an established workforce that specializes in medical device development and market access. None of the goodwill recognized is expected to be deductible for income tax purposes.
** The fair value of the contingent consideration was estimated at the date of acquisition as $Nil. Depending on performance of MedPass for the 12 month period ended December 31, 2020, the total consideration could have increased by a maximum of $6.7 million in contingent consideration. In January 2021, the contingent consideration was finalized and a value of $Nil was payable.

Business Acquisition, Pro Forma Information
The following pro forma financial information was derived from the historical financial statements of the Company and PRA and presents the combined results of operations as if the Merger had occurred on January 1, 2020. The pro forma financial information is presented for comparative purposes only and is not necessarily indicative of the results that would have actually occurred had the Merger been completed on January 1, 2020. In addition, the pro forma financial information does not give effect to any anticipated cost savings, operating efficiencies or other synergies that may result from the Merger, or any estimated costs that have been or will be incurred by the Company to integrate the assets and operations of PRA. Consequently, actual future results of the Company will differ from the pro forma financial information presented below:

	Nine months ended	Year ended
	September 30	December 31
	2021	2020
	(in thousands, except per share data)
Revenue	$5,580,879	$5,964,653
Net income/(loss)	$231,442	$(151,209)